Share Capital - Loss per share (Details) - shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Share Capital
Weighted average number of common shares outstanding, basic	29,930,094	16,223,996	13,129,212	13,129,212
Weighted average number of common shares outstanding, diluted	29,930,094	16,223,996	13,129,212	13,129,212